Medalist Partners MBS Total Return Fund
Schedule of Investments
August 31, 2024 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - 68.3%	Par	Value
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027 (a)	$30,781	$30,466
AMSR Trust
Series 2020-SFR4, Class G1, 4.00%, 11/17/2037 (b)	750,000	728,105
Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (b)	1,750,000	1,625,204
Angel Oak Mortgage Trust, Series 2023-6, Class A3, 6.50%, 12/25/2067 (a)(b)	1,295,257	1,313,536
Asset Backed Securities Corp. Home Equity Loan Trust, Series 1999-LB1, Class A1F, 7.11%, 06/21/2029	206,430	206,337
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 5.40%, 05/20/2036 (c)	5,631	4,981
Series 2008-R4, Class 1A4, 5.88% (1 mo. Term SOFR + 0.56%), 07/25/2037 (b)	1,061,997	711,163
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064 (b)	1,335,000	1,366,689
Chase Mortgage Finance Corp., Series 2020-CL1, Class M4, 9.74% (1 mo. Term SOFR + 4.46%), 10/25/2057 (b)	256,321	266,512
Citigroup Mortgage Loan Trust, Series 2004-HYB4, Class WA, 6.25%, 12/25/2034 (c)	3,594	3,516
COLT Funding LLC, Series 2022-6, Class A2, 4.65%, 06/27/2067 (a)(b)	1,575,402	1,573,715
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.12%, 09/27/2066 (b)(c)	1,578,000	1,048,713
Series 2021-4, Class B2, 4.14%, 10/25/2066 (b)(c)	2,625,000	1,957,428
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031 (c)	58,095	6,856
CoreVest American Finance Trust
Series 2019-1, Class D, 4.82%, 03/15/2052 (b)	1,557,440	1,500,745
Series 2019-1, Class E, 5.69%, 03/15/2052 (b)(c)	242,500	233,389
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 5.40%, 09/25/2034 (c)	187,160	172,142
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,348	2,471
Series 2006-OA3, Class 1A1, 5.79% (1 mo. Term SOFR + 0.51%), 05/25/2036	6,883	6,243
Series 2006-OA9, Class 1A1, 5.65% (1 mo. Term SOFR + 0.31%), 07/20/2046	21,853	18,041
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050 (b)(c)	4,228,000	3,717,677
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050 (b)(c)	5,459,650	4,577,879
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065 (b)(c)	3,200,000	2,776,887
Series 2021-4, Class B2, 4.44%, 11/25/2066 (b)(c)	4,000,000	3,185,884
Eagle Re Ltd., Series 2023-1, Class M1A, 7.35% (30 day avg SOFR US + 2.00%), 09/26/2033 (b)	727,000	729,701
Ellington Financial Mortgage Trust, Series 2024-RM2, Class A1A, 5.00%, 07/25/2054 (b)(c)	1,095,436	1,023,707
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 12.21% (30 day avg SOFR US + 6.86%), 02/25/2040 (b)	2,000,000	2,154,540
Series 2024-R01, Class 1B1, 8.05% (30 day avg SOFR US + 2.70%), 01/25/2044 (b)	1,000,000	1,018,375
Series 2024-R01, Class 1B2, 9.35% (30 day avg SOFR US + 4.00%), 01/25/2044 (b)	1,000,000	1,036,695
Series 2024-R02, Class 1B2, 9.05% (30 day avg SOFR US + 3.70%), 02/25/2044 (b)	2,500,000	2,555,247
Series 2024-R03, Class 2B1, 8.15% (30 day avg SOFR US + 2.80%), 03/25/2044 (b)	1,500,000	1,522,707
Flagstar Mortgage Trust, Series 2018-1, Class B5, 3.94%, 03/25/2048 (b)(c)	1,206,000	876,587
Fort KL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038 (b)	2,811,000	2,529,332
Freddie Mac Structured Agency Credit Risk
Series 2019-DNA4, Class B2, 11.71% (30 day avg SOFR US + 6.36%), 10/25/2049 (b)	2,216,000	2,448,240
Series 2019-FTR3, Class B2, 10.26% (30 day avg SOFR US + 4.91%), 09/25/2047 (b)	2,533,500	2,711,181
Series 2019-FTR4, Class B2, 10.46% (30 day avg SOFR US + 5.11%), 11/25/2047 (b)	2,800,000	3,024,842
Series 2020-HQA5, Class B2, 12.75% (30 day avg SOFR US + 7.40%), 11/25/2050 (b)	1,660,000	2,002,939
Series 2022-DNA2, Class M2, 9.10% (30 day avg SOFR US + 3.75%), 02/25/2042 (b)	750,000	785,668
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M2, 7.05% (30 day avg SOFR US + 1.70%), 05/25/2044 (b)	1,300,000	1,302,762
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA2, Class B2, 10.26% (30 day avg SOFR US + 4.91%), 02/25/2050 (b)	2,590,000	2,780,197
Series 2020-HQA1, Class B2, 10.56% (30 day avg SOFR US + 5.21%), 01/25/2050 (b)	2,050,000	2,225,460
Series 2020-HQA4, Class B2, 14.86% (30 day avg SOFR US + 9.51%), 09/25/2050 (b)	780,000	1,028,817
Series 2021-DNA3, Class B2, 11.60% (30 day avg SOFR US + 6.25%), 10/25/2033 (b)	1,000,000	1,187,812
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.64%, 12/25/2046 (b)(c)	595,000	536,969
Series 2017-SC02, Class M2, 3.86%, 05/25/2047 (b)(c)	1,411,000	1,307,755
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 6.01% (1 mo. Term SOFR + 0.73%), 10/25/2045	15,496,675	14,269,920
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class B4, 3.09%, 11/25/2051 (b)(c)	2,154,788	1,739,907
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 5.53% (1 mo. Term SOFR + 0.25%), 03/25/2036	24,360	8,064
Imperial Fund Mortgage Trust, Series 2020-NQM1, Class B1, 4.00%, 10/25/2055 (b)(c)	1,602,000	1,446,264
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.46%, 11/25/2049 (b)(c)	1,232,439	1,054,927
Series 2019-5, Class B6, 4.46%, 11/25/2049 (b)(c)	3,606,176	2,199,990
Series 2019-HYB1, Class B4, 4.90%, 10/25/2049 (b)(c)	4,846,039	4,982,783
Series 2020-2, Class B6Z, 6.90%, 07/25/2050 (b)(c)	3,864,437	2,664,812
Series 2021-3, Class A3X, 0.50%, 07/25/2051 (b)(c)(d)	56,917,068	1,620,773
Series 2022-INV1, Class B4, 3.29%, 03/25/2052 (b)(c)	3,304,107	2,634,928
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 8.10% (30 day avg SOFR US + 2.75%), 03/25/2051 (b)	906,719	856,566
Series 2021-CL1, Class M5, 9.20% (30 day avg SOFR US + 3.85%), 03/25/2051 (b)	617,154	566,237
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M2, 6.40% (1 mo. Term SOFR + 1.12%), 06/25/2036	1,935,273	1,532,995
Mill City Mortgage Loan Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069 (b)(c)	2,245,863	1,960,472
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058 (b)(c)	2,034,000	1,754,238
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058 (b)(c)	1,813,000	1,582,102
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056 (b)(c)	2,326,000	1,762,153
Onslow Bay Mortgage Loan Trust
Series 2024-NQM2, Class A3, 6.18%, 12/25/2063 (a)(b)	1,494,409	1,507,427
Series 2024-NQM2, Class M1, 6.86%, 12/25/2063 (b)(c)	1,238,000	1,259,859
Pretium Mortgage Credit Partners LLC, Series 2021-NPL6, Class A2, 5.07%, 07/25/2051 (a)(b)	2,250,000	2,120,965
PRPM LLC
Series 2024-4, Class A1, 6.41%, 08/25/2029 (a)(b)	1,000,000	1,009,032
Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)(b)	741,800	727,731
Series 2024-RCF2, Class A2, 3.75%, 03/25/2054 (a)(b)	1,758,000	1,659,893
RAAC Series Trust, Series 2004-SP1, Class AI3, 6.12%, 03/25/2034 (a)	1,058	1,040
Radnor Re Ltd.
Series 2023-1, Class M1A, 8.05% (30 day avg SOFR US + 2.70%), 07/25/2033 (b)	1,000,000	1,009,674
Series 2023-1, Class M1B, 9.70% (30 day avg SOFR US + 4.35%), 07/25/2033 (b)	1,250,000	1,311,944
RALI Series Trust, Series 2006-QS6, Class 1AV, 0.77%, 06/25/2036 (c)(d)	4,420,330	90,607
RAMP Series Trust, Series 2007-RS1, Class A3, 5.73% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,256,975
Residential Accredit Loans, Inc. Series Trust
Series 2006-QS18, Class 1A1, 5.99% (1 mo. Term SOFR + 0.71%), 12/25/2036	2,134,706	1,785,771
Series 2008-QR1, Class 2A1, 5.89% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,320,642	967,327
Residential Funding Securities Corp., Series 2002-RP1, Class A1, 6.30% (1 mo. Term SOFR + 0.97%), 03/25/2033 (b)	335,719	316,640
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class BX, 2.56%, 11/25/2057 (c)	3,147,564	1,156,344
Series 2018-2, Class XSIO, 0.07%, 11/25/2057 (c)(d)	382,835,658	1,043,955
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (b)(c)	839,119	837,140
Star Trust
Series 2021-SFR1, Class H, 9.90% (1 mo. Term SOFR + 4.56%), 04/17/2038 (b)	1,000,000	951,978
Series 2021-SFR2, Class H, 9.60% (1 mo. Term SOFR + 4.26%), 01/17/2039 (b)	746,643	714,110
Starwood Mortgage Residential Trust, Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (b)	1,000,000	904,561
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.17%, 11/25/2035 (c)	18,979	17,187
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(b)	1,200,000	1,233,397
Towd Point Mortgage Trust
Series 2018-6, Class B2, 3.92%, 03/25/2058 (b)(c)	2,750,000	2,157,979
Series 2019-1, Class B2, 3.79%, 03/25/2058 (b)(c)	4,000,000	3,120,775
Series 2019-HY1, Class B3, 7.54% (1 mo. Term SOFR + 2.26%), 10/25/2048 (b)	6,170,000	5,333,345
Series 2019-HY2, Class B2, 7.64% (1 mo. Term SOFR + 2.36%), 05/25/2058 (b)	1,000,000	1,028,893
Series 2019-HY2, Class B4, 7.64% (1 mo. Term SOFR + 2.36%), 05/25/2058 (b)	1,836,000	1,570,702
Series 2019-HY3, Class B1, 7.39% (1 mo. Term SOFR + 2.11%), 10/25/2059 (b)	4,704,000	4,550,993
Series 2019-HY3, Class B2, 7.39% (1 mo. Term SOFR + 2.11%), 10/25/2059 (b)	3,320,000	3,136,965
Series 2019-HY3, Class B3, 7.39% (1 mo. Term SOFR + 2.11%), 10/25/2059 (b)	1,106,000	1,005,582
Series 2019-HY3, Class B4, 7.39% (1 mo. Term SOFR + 2.11%), 10/25/2059 (b)	1,105,000	952,868
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (b)(c)	672,929	686,866
UWM Mortgage Trust, Series 2021-INV4, Class B4, 3.22%, 12/25/2051 (b)(c)	2,827,503	2,216,694
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a)(b)	1,744,425	1,723,481
Series 2021-NP11, Class A1, 4.87%, 08/25/2051 (a)(b)	818,041	793,494
Series 2021-NPL2, Class A1, 4.89%, 02/27/2051 (a)(b)	600,054	585,683
Series 2021-NPL4, Class A2, 4.95%, 03/27/2051 (a)(b)(e)	1,543,841	1,459,940
Series 2021-NPL6, Class A1, 5.24%, 04/25/2051 (a)(b)	1,539,244	1,565,049
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.79%, 11/25/2059 (b)(c)	1,000,000	926,637
Series 2021-5, Class B2, 3.94%, 09/25/2066 (b)(c)	1,750,000	1,360,165
Series 2021-8, Class B2, 4.33%, 11/25/2066 (b)(c)	288,000	227,012
Series 2021-R3, Class B2, 4.07%, 04/25/2064 (b)(c)	3,081,000	2,603,519
Washington Mutual Mortgage Pass-Through Certificates Series Trust, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,659,932	2,417,050
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - NON-AGENCY (Cost $187,031,827)		166,768,492

COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY - 23.4%	Par	Value
BANK5 Trust, Series 2024-5YR7, Class D, 4.00%, 06/15/2057 (b)	3,119,500	2,644,158
Bayview Commercial Asset Trust
Series 2006-2A, Class M1, 5.90% (1 mo. Term SOFR + 0.58%), 07/25/2036 (b)	491,598	473,080
Series 2006-2A, Class M3, 5.92% (1 mo. Term SOFR + 0.64%), 07/25/2036 (b)	710,623	667,358
Series 2006-3A, Class M1, 5.90% (1 mo. Term SOFR + 0.62%), 10/25/2036 (b)	531,443	512,022
BBCMS Trust
Series 2024-5C25, Class D, 4.00%, 03/15/2057 (b)	1,000,000	856,116
Series 2024-5C27, Class D, 4.00%, 07/15/2057 (b)	2,000,000	1,701,376
Benchmark Mortgage Trust
Series 2023-V2, Class D, 4.00%, 05/15/2055 (b)	1,500,000	1,320,052
Series 2024-V9, Class D, 4.50%, 08/15/2057	1,000,000	873,852
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 6.50% (1 mo. Term SOFR + 1.16%), 05/15/2038 (b)	3,143,700	3,011,369
BPR Trust, Series 2023-STON, Class D, 8.13%, 12/05/2039 (b)(c)	2,500,000	2,514,187
BX Trust
Series 2018-GW, Class D, 7.40% (1 mo. Term SOFR + 2.07%), 05/15/2035 (b)	1,895,000	1,891,498
Series 2021-ARIA, Class E, 7.70% (1 mo. Term SOFR + 2.36%), 10/15/2036 (b)	1,670,000	1,631,628
Series 2021-VOLT, Class C, 6.55% (1 mo. Term SOFR + 1.21%), 09/15/2036 (b)	1,000,000	981,962
BXMT Ltd., Series 2020-FL3, Class A, 6.85% (1 mo. Term SOFR + 1.51%), 11/15/2037 (b)	1,499,145	1,468,375
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class B1, 13.10% (30 day avg SOFR US + 7.75%), 01/25/2051 (b)	3,043,000	3,246,632
Series 2021-MN2, Class M2, 8.70% (30 day avg SOFR US + 3.35%), 07/25/2041 (b)	2,500,000	2,380,205
Series 2021-MN3, Class B1, 12.20% (30 day avg SOFR US + 6.85%), 11/25/2051 (b)	6,063,000	5,807,485
GPMT 2021-FL4 Ltd., Series 2021-FL4, Class C, 7.78% (1 mo. Term SOFR + 2.46%), 12/15/2036 (b)	2,500,000	2,287,853
Greystone Commercial Real Estate Ltd., Series 2024-HC3, Class B, 8.97% (1 mo. Term SOFR + 3.63%), 03/15/2041 (b)	2,075,000	2,077,345
Greystone Commercial Real Estate Notes, Series 2019-FL2, Class B, 7.05% (1 mo. Term SOFR + 1.71%), 09/15/2037 (b)	2,788,000	2,789,603
Harvest Commercial Capital Loan Trust
Series 2024-1, Class M2, 6.90%, 10/25/2056 (c)	1,960,686	2,004,819
Series 2024-1, Class M3, 7.55%, 10/25/2056 (c)	1,247,891	1,276,163
JP Morgan Chase Commercial Mortgage Securities, Series 2021-NYAH, Class D, 7.24% (1 mo. Term SOFR + 1.90%), 06/15/2038 (b)	2,000,000	1,857,232
Madison Avenue Trust, Series 2015-11MD, Class D, 3.67%, 09/10/2035 (b)(c)	2,500,000	2,316,906
Morgan Stanley Capital I Trust, Series 2014-150E, Class A, 3.91%, 09/09/2032 (b)	1,150,000	1,012,183
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class B10, 10.96% (30 day avg SOFR US + 5.61%), 10/25/2049 (b)	2,384,000	2,365,649
Series 2019-01, Class M10, 8.71% (30 day avg SOFR US + 3.36%), 10/25/2049 (b)	2,155,234	2,160,678
Multi-Family Housing Mortgage Loan Trust, Series 2024-FL14, Class D, 10.18% (1 mo. Term SOFR + 4.84%), 03/19/2039 (b)	2,500,000	2,541,478
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.00%, 11/25/2047 (b)(c)	2,084,519	1,851,068
Series 2018-1, Class M5, 6.26%, 04/25/2048 (b)	176,719	169,157
Series 2018-2, Class M3, 4.72%, 10/26/2048 (b)(c)	177,707	157,276
Series 2019-1, Class M5, 5.70%, 03/25/2049 (b)(c)	466,285	403,657
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - NON-AGENCY (Cost $57,124,248)		57,252,422

ASSET BACKED SECURITY - NON-AGENCY - 4.9%	Par	Value
Apollo Aviation Securitization Equity Trust, Series 2024-1A, Class A2, 6.26%, 05/16/2049 (b)	1,115,954	1,143,916
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (b)	1,125,000	1,090,944
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.30%, 01/15/2042 (b)	1,707,364	1,579,443
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 06/15/2044 (b)	2,154,224	2,021,940
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047 (b)	1,349,733	1,173,881
Thunderbolt Aircraft Lease, Series 2019-1, Class A, 3.67%, 11/15/2039 (b)	1,438,102	1,296,039
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 03/15/2027 (b)	2,375,000	2,339,760
Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.87%, 06/21/2039 (b)	1,400,000	1,407,145
TOTAL ASSET BACKED SECURITY - NON-AGENCY (Cost $11,916,740)		12,053,068

RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY - 0.1%	Par	Value
FNMA, Pool 888534, 5.00%, 08/01/2037	4,622	4,628
FNMA Grantor Trust
Series 2003-T2, Class A1, 5.68% (30 day avg SOFR US + 0.39%), 03/25/2033	20,313	19,976
Series 2004-T3, Class 2A, 4.56%, 08/25/2043 (c)	22,776	22,720
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.25%, 04/25/2037 (e)	64,903	61,838
Series 2007-W8, Class 1A5, 6.51%, 09/25/2037 (c)	5,650	5,603
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITY - AGENCY (Cost $119,393)		114,765

COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY - 0.0%(f)	Par	Value
Fannie Mae-Aces, Series 2006-M1, Class IO, 0.23%, 03/25/2036 (c)(d)	485,378	3
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042 (c)(d)	5,498	0
Series 2005-23, Class IO, 0.00%, 06/17/2045 (c)(d)	106,407	0
Series 2006-68, Class IO, 0.51%, 05/16/2046 (c)(d)	87,445	1
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITY - AGENCY (Cost $1,850)		4

PRIVATE PLACEMENT - 0.0%(f)	Shares	Value
NewStream Energy Technologies Group, Inc., Convertible Promissory Note (g)	749,058	0
TOTAL PRIVATE PLACEMENT (Cost $749,058)		0

SHORT-TERM INVESTMENTS - 3.3%	Shares	Value
Money Market Funds - 3.3%
First American Government Obligations Fund - Class X, 4.82% (h)	8,087,346	8,087,346
TOTAL SHORT-TERM INVESTMENTS (Cost $8,087,346)		8,087,346

TOTAL INVESTMENTS - 100.0% (Cost $265,030,462)		244,276,097
Other Assets in Excess of Liabilities - 0.0% (f)		43,691
TOTAL NET ASSETS - 100.0%		$244,319,788

Percentages are stated as a percent of net assets.

IO - Interest Only
SOFR - Secured Overnight Financing Rate

(a)	Step coupon bond. The rate disclosed is as of August 31, 2024.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $205,920,860 or 84.3% of the Fund’s net assets.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of August 31, 2024.

(d)	Interest only security.
(e)
DL Custom Z Tranche - This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of August 31, 2024.

(f)	Represents less than 0.05% of net assets.
(g)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

(h)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Medalist Partners MBS Total Return Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3		Total
Investments:
Residential Mortgage-Backed Security - Non-Agency	$–	$166,768,492	$–		$166,768,492
Commercial Mortgage-Backed Security - Non-Agency	–	57,252,422	–		57,252,422
Asset Backed Security - Non-Agency	–	12,053,068	–		12,053,068
Residential Mortgage-Backed Security - Agency	–	114,765	–		114,765
Commercial Mortgage-Backed Security - Agency	–	4	–		4
Private Placement	–	–	0	(a)	0	(a)
Money Market Funds	8,087,346	–	–		8,087,346
Total Investments	$8,087,346	$236,188,751	$0	(a)	$244,276,097

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)	Amount is less than $0.50.